Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases	LEASES
At the beginning of 2019, we adopted the new lease accounting standard that requires operating leases be reported on the balance sheet, on a prospective basis (see Note 1 – Reporting and Accounting Policies for further discussion). Included in our consolidated balance sheet at December 31, 2019, are certain operating leases for office space, computer equipment, and vehicles that are reported as a component of other assets and accounts payable, accrued expenses, and other liabilities. The leased assets represent our right to use an underlying asset for the lease term and the lease liabilities represent our obligation to make lease payments arising from the lease. We use an incremental borrowing rate to calculate the present value of the remaining lease payments. At December 31, 2019, we had operating lease assets of $188.2 million and operating lease liabilities of $201.5 million.

At December 31, 2019, the following table shows our operating lease liabilities, on an undiscounted basis for the periods indicated, along with key inputs used to discount our lease liabilities:

(millions)	Commitments
2020	$77.6
2021	64.3
2022	33.1
2023	18.5
2024	11.9
Thereafter	6.1
Total	211.5
Interest	(10.0)
Present value of lease liabilities	$201.5
Weighted-average remaining term	3.3 years
Weighted-average discount rate	3.0%

We review each contract at inception to determine if it contains a lease and whether the lease qualifies as an operating or financing lease. Operating leases are expensed on a straight-line basis over the term of the lease. In determining the lease term, we consider the probability of exercising renewal options. We elected to account for leases with both lease and non-lease components as a single lease component and to apply a portfolio approach to account for our vehicle leases.
The operating lease expense for the years ended
December 31, was as follows:

(millions)	Expense
2019	$102.0
2018	77.3
2017	77.2

Prior to adopting the new lease accounting standard, we had certain noncancelable operating lease commitments with lease terms greater than one year for property and computer equipment. The minimum commitments under these agreements at December 31, 2018, were as follows:

(millions)	Commitments
2019	$64.1
2020	65.5
2021	52.8
2022	24.3
2023	8.5
Thereafter	3.8
Total	$219.0